02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-06 | Fidelity® Total Market Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Total Market Index Fund} - 02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-06 - Fidelity® Total Market Index Fund		Fidelity Total Market Index Fund-Institutional Class	Fidelity Total Market Index Fund-Institutional Premium Class
Management fee	[1]	0.015%	0.015%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.015%	none
Total annual operating expenses		0.03%	0.015%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity® Total Market Index Fund} - 02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-06 - Fidelity® Total Market Index Fund - USD ($)	Fidelity Total Market Index Fund-Institutional Class	Fidelity Total Market Index Fund-Institutional Premium Class
1 year	$ 3	$ 2
3 years	10	5
5 years	17	8
10 years	$ 39	$ 19